UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Snyder Capital Management LP
Address:	350 California St., Suite 1460
		San Francisco, CA  94104-1436

Form 13F File Number:	28-6636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Steven J. Block
Title:	Vice President
Phone:	415-392-3900

Signature, Place and Date of Signing:

Steven J. Block				San Francisco, CA		8-19-2002
		[Signature]			[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			1

Form 13F Information Table Entry Total:		86

Form 13F Information Table Value Total:		2,026,076 (x1000)


List of Other Included Managers:

NO.		Form 13F File Number		Name

1		28-6808				Nvest Cos. L.P.

<Page


NAME OF ISSUER		TITLE OF	CUSIP		VALUE		SHARES  INV. OTHER	  AUTH
				CLASS				X1000	   		  DISC MGR		  SOLE	SHARED	NONE

AMB Property                COM    00163T109      2,257      72,800  SH  Defined                   72,800
Allete Inc.                 COM    018522102     43,569   1,607,700  SH  Defined       49,000   1,447,100   111,600
American Eagle Outfitters   COM    02553E106     18,011     852,000  SH  Defined                  767,300    84,700
Arch Chemical Inc.          COM    03937R102     43,326   1,754,100  SH  Defined                1,581,100   173,000
Borders Group               COM    099709107     56,554   3,073,600  SH  Defined      102,800   2,739,400   231,400
Brandywine Realty Trust     COM    105368203     15,465     597,100  SH  Defined                  572,100    25,000
Brascan Corp.               COM    10549P606     58,190   2,532,200  SH  Defined      133,700   2,220,500   178,000
Briggs & Stratton           COM    109043109     48,851   1,274,150  SH  Defined       41,300   1,133,250    99,600
Brookfield Properties Corp  COM    112900105      6,975     347,000  SH  Defined       83,800     261,000     2,200
CEC Entertainment, Inc.     COM    125137109     21,537     521,475  SH  Defined                  476,875    44,600
Cabot Corp.                 COM    127055101      2,865     100,000  SH  Defined                   27,300    72,700
Charming Shoppes            COM    161133103     53,652   6,209,750  SH  Defined                5,653,150   556,600
Citizens Communications Co  COM    17453B101      3,341     399,600  SH  Defined       86,600     313,000
Coinstar Inc.               COM    19259P300     50,542   2,067,150  SH  Defined                1,861,250   205,900
Corn Products Intl Inc      COM    219023108     47,738   1,534,000  SH  Defined       59,400   1,356,200   118,400
Crescent Realty Investors   COM    225756105      3,761     201,100  SH  Defined       41,100     160,000
Devon Energy Corp.          COM    25179M103      8,830     179,178  SH  Defined       25,580     153,598
Diamond Fields Int'l. Ltd.  COM    252905203        880   1,571,600  SH  Defined                1,571,600
Diamond Fields Int'l. Ltd.  COM                   1,259   2,248,333  SH  Defined                2,148,333   100,000
Dress Barn Inc.             COM    261570105     58,371   3,773,200  SH  Defined                3,402,200   371,000
Elder-Beerman Stores Corp.  COM    284470101      8,724   2,814,100  SH  Defined                2,535,650   278,450
Esterline Techniologies Co  COM    297425100     15,552     685,100  SH  Defined                  629,300    55,800
First Industrial Realty     COM    32054K103     35,010   1,065,750  SH  Defined                  973,350    92,400
First Union Real Estate     COM    337400105      9,534   4,199,850  SH  Defined                3,786,570   413,280
Flowers Foods, Inc.         COM    343498101     29,800   1,152,815  SH  Defined                1,049,375   103,440
Freeport McMoran Copper &   COM    35671D857     10,542     590,600  SH  Defined                  570,600    20,000
GTECH Holdings Corp         COM    400518106     68,915   2,698,300  SH  Defined                2,430,100   268,200
General Cable Corp          COM    369300108     10,443   1,657,600  SH  Defined                1,492,400   165,200
Genuine Parts Co            COM    372460105      8,229     236,000  SH  Defined       57,800     178,200
Glimcher Realty Trust       COM    379302102     12,737     688,500  SH  Defined                  560,000   128,500
Gold Fields Ltd. - SP ADR   COM    38059T106      8,363     745,400  SH  Defined                  548,000   197,400
Golden Star Resources       COM    38119T104     10,329   5,738,600  SH  Defined                5,094,300   644,300
Hanover Compressor Co       COM    410768105     22,386   1,658,200  SH  Defined       46,500   1,464,900   146,800
Hasbro Inc.                 COM    418056107     28,937   2,134,000  SH  Defined      102,300   1,880,800   150,900
Hawaiian Electric Inds      COM    419870100     20,392     479,250  SH  Defined       15,400     414,050    49,800
Heritage Property Investme  COM    42725M107     55,124   2,063,800  SH  Defined       53,100   1,854,500   156,200
Hubbell Inc CL B            COM    443510201      5,157     151,000  SH  Defined                  147,300     3,700
IDT Corp-B                  COM    448947309     13,427     834,000  SH  Defined                  750,200    83,800
Imperial Parking Corp.      COM    453077109      4,890     205,212  SH  Defined                  185,498    19,714
JC Penney Co Inc (Hldg Co)  COM    708160106      9,244     419,800  SH  Defined       67,300     352,500
Kelly Services Inc. - CL.   COM    488152208     47,895   1,773,250  SH  Defined       50,900   1,561,150   161,200
Kerr-McGee Corp             COM    492386107      6,763     126,300  SH  Defined       20,000     106,300
Koor Industries Ltd.- ADR   COM    500507108      2,860     580,100  SH  Defined      153,500     426,600
LaFarge North America Inc.  COM    505862102     24,749     704,100  SH  Defined       54,700     595,100    54,300
Leucadia National           COM    527288104     60,752   1,918,901  SH  Defined       78,515   1,685,438   154,948
Liberty Media Corp. - A     COM    530718105      8,687     868,712  SH  Defined      213,954     654,758
Longs Drug Store            COM    543162101     44,122   1,559,650  SH  Defined       44,600   1,382,650   132,400
Mack-Cali Realty Corp       COM    554489104        228       6,500  SH  Defined                    6,500
Mid-America Apartment Comm  COM    59522J103     13,994     523,150  SH  Defined                  448,450    74,700
Nabors Industries Ltd       COM    629568106      8,356     236,700  SH  Defined       57,200     179,500
Newmont Mining              COM    651639106     58,124   2,207,528  SH  Defined      105,620   1,974,248   127,660
Nicor Inc.                  COM    654086107     24,170     528,300  SH  Defined                  492,700    35,600
Noble Drilling Cos.         COM    655042109      1,288      33,365  SH  Defined                   24,865     8,500
Ocular Sciences, Inc.       COM    675744106     19,354     730,350  SH  Defined                  659,150    71,200
Orient Express Hotel        COM    G67743107     11,445     668,100  SH  Defined                  605,700    62,400
Patterson-UTI Energy Inc.   COM    703481101     66,205   2,345,200  SH  Defined                2,110,800   234,400
Perrigo Company             COM    714290103      6,169     474,550  SH  Defined                  429,050    45,500
Pier One Imports            COM    720279108     22,756   1,083,600  SH  Defined                  976,300   107,300
Playboy Enterprises - Cl.   COM    728117201        225      19,650  SH  Defined                   19,650
Playboy Enterprises - Cl.   COM    728117300      7,876     617,700  SH  Defined                  588,200    29,500
Prentiss Properties Trust   COM    740706106     11,522     362,900  SH  Defined                  327,000    35,900
Prologis Trust              COM    743410102      2,855     109,800  SH  Defined                  109,800
R.R. Donnelley & Sons       COM    257867101      5,328     193,400  SH  Defined       44,900     148,500
Regis Corp.                 COM    758932107     36,813   1,362,500  SH  Defined                1,237,200   125,300
Republic Services Inc. - C  COM    760759100     10,431     547,000  SH  Defined      137,300     409,700
SBS Broadcasting SA         COM    L8137F102     15,399     827,434  SH  Defined                  746,985    80,449
Schulman, Inc.              COM    808194104     30,284   1,411,900  SH  Defined                1,274,300   137,600
Sea Containers LTD - Cl. A  COM    811371707     17,348   1,204,750  SH  Defined                1,100,350   104,400
Shaw Group Inc.             COM    820280105     70,260   2,288,600  SH  Defined       59,000   2,035,900   193,700
Sherwin-Williams            COM    824348106      3,687     123,200  SH  Defined       29,100      94,100
Tecumseh Products Co.- Cl.  COM    878895200     44,441     837,250  SH  Defined       25,000     740,450    71,800
Triarc Companies            COM    895927101     24,972     904,800  SH  Defined                  812,700    92,100
Tupperware Corporation      COM    899896104     62,858   3,023,450  SH  Defined      102,700   2,656,150   264,600
UGI Corp.                   COM    902681105     60,419   1,891,650  SH  Defined                1,717,150   174,500
USA Interactive             COM    902984103      9,945     424,085  SH  Defined       29,260     365,225    29,600
United Stationers Inc       COM    913004107      6,977     229,500  SH  Defined       56,400     173,100
Valuevision Media Inc. - C  COM    92047K107     48,490   2,671,650  SH  Defined                2,407,800   263,850
Vintage Petroleum Inc       COM    927460105     25,940   2,179,800  SH  Defined                1,942,100   237,700
Vornado Inc.                COM    929042109      3,779      81,800  SH  Defined       30,000      51,800
Wallace Computer Services   COM    932270101     76,183   3,543,400  SH  Defined       48,000   3,135,200   360,200
Watson Pharmaceuticals      COM    942683103      8,230     325,700  SH  Defined       53,800     271,900
Winn-Dixie Stores Inc       COM    974280109     68,672   4,404,900  SH  Defined       87,100   3,965,200   352,600
Zale Corp.                  COM    988858106      4,325     119,300  SH  Defined       29,000      90,300
Inco Ltd.                  PFD CV  453258808      4,702      96,743  SH  Defined       17,817      72,303     6,623
Golden Star Convertible     CONV   38119TAA2        378     180,000 PRN  Defined                  180,000
Golden Star Resources (1 s   WT    38119T100      2,111   2,050,000  SH  Defined                1,920,600   129,400





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